TAXATION - Chinese mainland Corporate Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Tax rate			25.00%
High and New Technology Enterprises tax rate			15.00%
Reduced tax rate			20.00%	20.00%	20.00%
Preferential tax treatment, HNTEs			15.00%
Preferential tax rate application term			3 years
Shanghai (YX) Pony AI Technology Co., Ltd. ("Shanghai YX")
TAXATION
Preferential tax treatment, HNTEs			15.00%	15.00%	15.00%
Guangzhou (ZX) Pony AI Technology Co., Ltd ("Guangzhou ZX")
TAXATION
Preferential tax treatment, HNTEs			15.00%	15.00%
Guangzhou (ZX) Pony AI Technology Co., Ltd ("Guangzhou ZX") | Subsequent event
TAXATION
Preferential tax treatment, HNTEs		15.00%
Guangzhou (HX) Pony AI Technology Co., Ltd. ("Guangzhou HX")
TAXATION
Preferential tax treatment, HNTEs			15.00%	15.00%	15.00%
Beijing (HX) Pony AI Technology Co., Ltd. ("Beijing HX")
TAXATION
Preferential tax treatment, HNTEs			15.00%	15.00%
Beijing (HX) Pony AI Technology Co., Ltd. ("Beijing HX") | Subsequent event
TAXATION
Preferential tax treatment, HNTEs		15.00%
Beijing (ZX) Pony AI Technology Co., Ltd ("Beijing ZX")
TAXATION
Preferential tax treatment, HNTEs			15.00%	15.00%
Beijing (ZX) Pony AI Technology Co., Ltd ("Beijing ZX") | Subsequent event
TAXATION
Preferential tax treatment, HNTEs		15.00%
Jiangsu Rye Data Technology Co., Ltd ("Jiangsu RD")
TAXATION
Preferential tax treatment, HNTEs			15.00%	15.00%
Jiangsu Rye Data Technology Co., Ltd ("Jiangsu RD") | Subsequent event
TAXATION
Preferential tax treatment, HNTEs		15.00%
Beijing (YX) Pony AI Technology Co., Ltd. ("Beijing YX")
TAXATION
Preferential tax treatment, HNTEs			15.00%
Beijing (YX) Pony AI Technology Co., Ltd. ("Beijing YX") | Subsequent event
TAXATION
Preferential tax treatment, HNTEs	15.00%	15.00%
Shenzhen (YX) Pony AI Technology Co., Ltd. ("Shenzhen YX")
TAXATION
Preferential tax treatment, HNTEs			15.00%
Shenzhen (YX) Pony AI Technology Co., Ltd. ("Shenzhen YX") | Subsequent event
TAXATION
Preferential tax treatment, HNTEs	15.00%	15.00%
Portion of less than RMB3.0 million of the annual taxable income
TAXATION
Annual taxable income				¥ 3.0	¥ 3.0
Small Low-profit Enterprises tax rate			25.00%	25.00%	25.00%